Other expense (income), net - Schedule of Other expense (income), net (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Nonoperating Income (Expense) [Abstract]
Gains (losses) on digital assets and other investments, net	$ 5,233	$ (1,478)	$ (3,030)	$ 2,888	$ 8,560	$ (3,648)	$ (29,367)
Interest income on corporate balances	9,952	8,460	17,917	16,813	34,712	29,262	8,645
Changes in fair value of convertible debt, warrant liability, and embedded derivatives	(167,724)	(4,586)	(170,106)	3,509	11,653	24,865	(698,936)
Interest expense and amortization of discount	(344)	(504)	(679)	(1,001)	(1,906)	(1,912)	(2,684)
Other, net	(7,538)	29	(7,626)	269	1,397	854	1,949
Total Other (expense) income, net	$ (160,421)	$ 1,921	$ (163,524)	$ 22,478	$ 54,416	$ 49,421	$ (720,393)